Acquisitions and Dispositions - Preliminary Purchase Price Allocation to Identifiable Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	0 Months Ended
Jun. 20, 2012
Business Acquisition [Line Items]
Intangible assets	$ 215,600
Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	184,500
Weighted - Average Life	17 years
Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	28,500
Weighted - Average Life	20 years
Other [Member]
Business Acquisition [Line Items]
Intangible assets	$ 2,600
Weighted - Average Life	3 years